Property and Equipment	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 2 – Property and Equipment

Property and equipment from continuing operations were as follows at December 31, 2020 and 2019:

	December 31,	December 31,
	2020	2019
Leasehold improvements	4,262	-
Furniture & fixtures	18,830	-
	23,092	-
Less accumulated depreciation and amortization	4,238	-
Net property and equipment	$18,854	$-

Property and equipment from discontinued operations were as follows at December 31, 2020 and 2019:

	December 31,	December 31,
	2020	2019
Leasehold improvements	$-	$102,264
Furniture & fixtures	11,072	23,115
Equipment	83,917	49,180
	94,989	174,559
Less accumulated depreciation and amortization	6,184	19,744
Net property and equipment	$88,805	$154,815

As a result of discontinued operations, the leasing equipment of $67,336 was returned in the first quarter of 2021 and the related liabilities were released.

Depreciation and amortization expense from continuing operations for the years ended December 31, 2020 and 2019 was $4,238 and $0, respectively. Depreciation and amortization expense from discontinued operations for the years ended December 31, 2020 and 2019 was $55,280 and $19,744, respectively.